Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue		$ 21,539,347	$ 25,456,775	$ 55,339,277
Cost of revenue		(16,282,109)	(23,071,638)	(35,423,411)
Gross profit		5,257,238	2,385,137	19,915,866
Net foreign exchange (losses) gains		(226,656)	166,849	(958,564)
Other income, net		492,700	1,113,651	1,823,162
Impairment loss recognized on property, plant and equipment		(794,986)	(4,244,688)
Impairment loss recognized on intangible assets		(3,643,422)
Selling and distribution expenses		(3,643,587)	(4,551,860)	(8,632,192)
Administrative expenses		(5,319,384)	(5,263,450)	(5,020,733)
Finance income		13,361	23,239	11,573
Finance costs		(937,308)	(1,605,060)	(1,928,292)
(Loss) profit before income tax		(8,802,044)	(11,976,182)	5,210,820
Income tax credits (expenses)		73,515	42,854	(431,925)
(Loss) profit for the year		(8,728,529)	(11,933,328)	4,778,895
Other comprehensive (loss) income:
Exchange difference arising from translation of foreign operations		(345,067)	435,275	(314,831)
Other comprehensive (loss) income		(345,067)	435,275	(314,831)
Total comprehensive (loss) income for the year		$ (9,073,596)	$ (11,498,053)	$ 4,464,064
(LOSS) EARNINGS PER SHARE BASIC	[1],[2]	$ (0.07)	$ (0.11)	$ 0.05
(LOSS) EARNINGS PER SHARE DILUTED	[1],[2]	$ (0.07)	$ (0.11)	$ 0.05
Weighted average number of ordinary shares used in computing basic (loss) earnings per ADS	[1],[2]	132,425,321	111,911,839	105,263,000
Weighted average number of ordinary shares used in computing diluted (loss) earnings per ADS	[1],[2]	132,425,321	111,911,839	105,263,000
American depositary shares [member]
Other comprehensive (loss) income:
(LOSS) EARNINGS PER SHARE BASIC	[1],[2]	$ (0.55)	$ (0.85)
(LOSS) EARNINGS PER SHARE DILUTED	[1],[2]	$ (0.55)	$ (0.85)
Weighted average number of ordinary shares used in computing basic (loss) earnings per ADS	[1],[2]	132,425,321	111,911,839	105,263,000
Weighted average number of ordinary shares used in computing diluted (loss) earnings per ADS	[1],[2]	132,425,321	111,911,839	105,263,000

[1]	Each ADS represents eight ordinary shares.
[2]	Since there is antidilutive effect on dilutive (loss) earnings per share/ADS, basic and dilutive (loss) earnings per share/ADS should remain the same.